Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Advantage Funds
Entity Central Index Key	0001045487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009900
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Retail Class
Trading Symbol	GLRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Balanced: Golden Rainbow Fund - Retail Class	James Golden Rainbow Blend *	Bloomberg Intermediate U.S. Government/Credit Bond Index	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Large/Mid-Cap 1000 Index	VettaFi U.S. Equity Small-Cap 2000 Index
Jun-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,936	$10,147	$10,433	$10,193	$10,262	$9,355
Jun-2017	$10,326	$11,182	$10,411	$12,078	$12,113	$11,637
Jun-2018	$10,519	$12,061	$10,351	$13,881	$13,887	$13,813
Jun-2019	$10,388	$12,726	$11,068	$15,148	$15,297	$13,242
Jun-2020	$10,265	$13,284	$11,856	$16,159	$16,464	$12,205
Jun-2021	$11,844	$16,613	$11,879	$23,314	$23,548	$20,329
Jun-2022	$10,782	$14,368	$11,014	$19,961	$20,345	$15,079
Jun-2023	$11,472	$15,498	$11,003	$23,734	$24,275	$16,792
Jun-2024	$13,031	$17,050	$11,465	$29,215	$30,078	$17,993
Jun-2025	$14,130	$18,729	$12,237	$33,663	$34,734	$19,601

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Retail Class	8.43%	6.60%	3.52%
James Golden Rainbow Blend *	9.85%	7.11%	6.48%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.74%	0.64%	2.04%
VettaFi U.S. Equity 3000 Index	15.23%	15.81%	12.91%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index	15.48%	16.10%	13.26%
VettaFi U.S. Equity Small-Cap 2000 Index	8.94%	9.94%	6.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 411,365,474
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,087,863
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$411,365,474 Number of Portfolio Holdings107 Total Advisory Fees Paid $3,087,863 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.5%
Corporate Bonds	10.3%
Exchange-Traded Funds	7.3%
Money Market Funds	1.3%
Mortgage-Backed Securities	2.7%
U.S. Government & Agencies	4.0%
U.S. Treasury Obligations	28.9%

Sector Weighting (% of net assets)

Value	Value
Materials	0.3%
Real Estate	0.4%
Utilities	0.9%
Money Market Funds	1.3%
Energy	1.4%
Mortgage-Backed Securities	2.7%
Consumer Staples	3.1%
Health Care	3.2%
Industrials	3.6%
U.S. Government & Agencies	4.0%
Communication Services	4.7%
Consumer Discretionary	5.2%
Exchange-Traded Funds	7.3%
Financials	7.9%
Corporate Bonds	10.3%
Information Technology	14.8%
U.S. Treasury Obligations	28.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.2%
Microsoft Corporation	3.9%
U.S. Treasury Bonds, 5.500%, due 08/15/28	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.7%
iShares Gold Trust	3.2%
NVIDIA Corporation	2.7%
Apple, Inc.	2.5%
U.S. Treasury Notes, 5.000%, due 09/30/25	2.4%
U.S. Treasury Bonds, 4.750%, due 02/15/45	2.4%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000075008
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Institutional Class
Trading Symbol	GLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Balanced: Golden Rainbow Fund - Institutional Class	James Golden Rainbow Blend *	Bloomberg Intermediate U.S. Government/Credit Bond Index	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Large/Mid-Cap 1000 Index	VettaFi U.S. Equity Small-Cap 2000 Index
Jun-2015	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000
Jun-2016	$49,783	$50,734	$52,166	$50,967	$51,311	$46,775
Jun-2017	$51,890	$55,910	$52,055	$60,391	$60,563	$58,183
Jun-2018	$52,987	$60,306	$51,754	$69,406	$69,433	$69,067
Jun-2019	$52,462	$63,629	$55,341	$75,742	$76,487	$66,212
Jun-2020	$51,972	$66,419	$59,279	$80,793	$82,322	$61,025
Jun-2021	$60,094	$83,065	$59,393	$116,571	$117,742	$101,646
Jun-2022	$54,850	$71,838	$55,069	$99,803	$101,725	$75,397
Jun-2023	$58,490	$77,489	$55,017	$118,668	$121,375	$83,962
Jun-2024	$66,623	$85,248	$57,323	$146,074	$150,389	$89,964
Jun-2025	$72,435	$93,644	$61,186	$168,314	$173,670	$98,005

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Institutional Class	8.72%	6.87%	3.78%
James Golden Rainbow Blend *	9.85%	7.11%	6.48%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.74%	0.64%	2.04%
VettaFi U.S. Equity 3000 Index	15.23%	15.81%	12.91%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index	15.48%	16.10%	13.26%
VettaFi U.S. Equity Small-Cap 2000 Index	8.94%	9.94%	6.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 411,365,474
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,087,863
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$411,365,474 Number of Portfolio Holdings107 Total Advisory Fees Paid $3,087,863 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.5%
Corporate Bonds	10.3%
Exchange-Traded Funds	7.3%
Money Market Funds	1.3%
Mortgage-Backed Securities	2.7%
U.S. Government & Agencies	4.0%
U.S. Treasury Obligations	28.9%

Sector Weighting (% of net assets)

Value	Value
Materials	0.3%
Real Estate	0.4%
Utilities	0.9%
Money Market Funds	1.3%
Energy	1.4%
Mortgage-Backed Securities	2.7%
Consumer Staples	3.1%
Health Care	3.2%
Industrials	3.6%
U.S. Government & Agencies	4.0%
Communication Services	4.7%
Consumer Discretionary	5.2%
Exchange-Traded Funds	7.3%
Financials	7.9%
Corporate Bonds	10.3%
Information Technology	14.8%
U.S. Treasury Obligations	28.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.2%
Microsoft Corporation	3.9%
U.S. Treasury Bonds, 5.500%, due 08/15/28	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.7%
iShares Gold Trust	3.2%
NVIDIA Corporation	2.7%
Apple, Inc.	2.5%
U.S. Treasury Notes, 5.000%, due 09/30/25	2.4%
U.S. Treasury Bonds, 4.750%, due 02/15/45	2.4%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000009903
Shareholder Report [Line Items]
Fund Name	James Small Cap Fund
Trading Symbol	JASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Small Cap Fund	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Small-Cap 2000 Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,538	$10,193	$9,355
Jun-2017	$10,621	$12,078	$11,637
Jun-2018	$11,833	$13,881	$13,813
Jun-2019	$9,984	$15,148	$13,242
Jun-2020	$8,083	$16,159	$12,205
Jun-2021	$13,165	$23,314	$20,329
Jun-2022	$12,114	$19,961	$15,079
Jun-2023	$14,032	$23,734	$16,792
Jun-2024	$17,482	$29,215	$17,993
Jun-2025	$19,546	$33,663	$19,601

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Small Cap Fund	11.80%	19.31%	6.93%
VettaFi U.S. Equity 3000 Index	15.23%	15.81%	12.91%
VettaFi U.S. Equity Small-Cap 2000 Index	8.94%	9.94%	6.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 51,757,678
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 616,172
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,757,678 Number of Portfolio Holdings87 Total Advisory Fees Paid $616,172 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Sector Weighting (% of net assets)

Value	Value
Utilities	3.0%
Materials	3.4%
Money Market Funds	3.8%
Energy	4.3%
Consumer Staples	5.1%
Real Estate	6.8%
Information Technology	9.0%
Industrials	10.6%
Health Care	11.4%
Consumer Discretionary	15.7%
Financials	27.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brinker International, Inc.	5.2%
Enova International, Inc.	3.8%
Evercore, Inc. - Class A	3.5%
Piper Sandler Companies	3.3%
Coca-Cola Consolidated, Inc.	2.4%
PC Connection, Inc.	2.2%
Houlihan Lokey, Inc.	2.2%
Corcept Therapeutics, Inc.	2.0%
MGIC Investment Corporation	2.0%
First BanCorporation	1.9%

Material Fund Change Adviser [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000090023
Shareholder Report [Line Items]
Fund Name	James Micro Cap Fund
Trading Symbol	JMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Micro Cap Fund	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Micro-Cap Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,956	$10,193	$8,658
Jun-2017	$11,440	$12,078	$11,187
Jun-2018	$12,770	$13,881	$13,567
Jun-2019	$12,099	$15,148	$11,775
Jun-2020	$9,988	$16,159	$11,200
Jun-2021	$15,434	$23,314	$20,161
Jun-2022	$13,489	$19,961	$13,007
Jun-2023	$15,601	$23,734	$13,560
Jun-2024	$18,781	$29,215	$12,967
Jun-2025	$18,985	$33,663	$14,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Micro Cap Fund	1.09%	13.71%	6.62%
VettaFi U.S. Equity 3000 Index	15.23%	15.81%	12.91%
VettaFi U.S. Equity Micro-Cap Index	11.90%	5.31%	3.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 26,885,623
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 408,420
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,885,623 Number of Portfolio Holdings75 Total Advisory Fees Paid $408,420 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Utilities	0.9%
Real Estate	1.3%
Energy	2.4%
Money Market Funds	3.2%
Consumer Staples	5.0%
Materials	5.3%
Consumer Discretionary	8.3%
Health Care	11.7%
Industrials	12.9%
Information Technology	16.3%
Financials	32.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nova Ltd.	7.7%
Enova International, Inc.	6.7%
Piper Sandler Companies	4.8%
Federal Agricultural Mortgage Corporation - Class C	4.3%
OFG Bancorp	4.1%
Donnelley Financial Solutions, Inc.	3.8%
PC Connection, Inc.	3.0%
United States Lime & Minerals, Inc.	3.0%
Integer Holdings Corporation	2.9%
Merchants Bancorp	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000157576
Shareholder Report [Line Items]
Fund Name	James Aggressive Allocation Fund
Trading Symbol	JAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Aggressive Allocation Fund	James Aggressive Blend *	Bloomberg U.S. Government/Credit Bond Index	VettaFi U.S. Equity 3000 Index
Jul-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,502	$10,352	$10,712	$10,128
Jun-2017	$10,124	$11,552	$10,668	$12,001
Jun-2018	$10,869	$12,630	$10,601	$13,792
Jun-2019	$10,499	$13,817	$11,505	$15,051
Jun-2020	$9,596	$14,984	$12,658	$16,055
Jun-2021	$12,007	$19,051	$12,608	$23,165
Jun-2022	$10,308	$16,584	$11,240	$19,833
Jun-2023	$11,856	$18,569	$11,161	$23,581
Jun-2024	$14,361	$21,484	$11,467	$29,027
Jun-2025	$15,896	$24,076	$12,142	$33,447

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 1, 2015)
James Aggressive Allocation Fund	10.68%	10.62%	4.74%
James Aggressive Blend *	12.06%	9.95%	9.18%
Bloomberg U.S. Government/Credit Bond Index	5.89%	-0.83%	1.96%
VettaFi U.S. Equity 3000 Index	15.23%	15.81%	12.83%

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 25,916,300
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 243,789
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,916,300 Number of Portfolio Holdings81 Total Advisory Fees Paid $243,789 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.0%
Corporate Bonds	5.3%
Exchange-Traded Funds	3.7%
Money Market Funds	0.9%
U.S. Government & Agencies	3.8%
U.S. Treasury Obligations	6.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.9%
Utilities	1.8%
Materials	2.0%
Real Estate	2.2%
Exchange-Traded Funds	3.7%
U.S. Government & Agencies	3.8%
Consumer Staples	4.2%
Energy	4.6%
Corporate Bonds	5.3%
U.S. Treasury Obligations	6.2%
Health Care	6.3%
Industrials	6.3%
Consumer Discretionary	7.7%
Communication Services	9.7%
Financials	13.5%
Information Technology	21.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.9%
Meta Platforms, Inc. - Class A	3.4%
Enova International, Inc.	3.3%
Broadcom, Inc.	3.2%
Microsoft Corporation	3.1%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cadence Design Systems, Inc.	2.3%
JPMorgan Chase & Company	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.